Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

(in thousands of $)	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2019	$—	$182	$—	$182
Additions	45,000	293	—	45,293
Translation differences	(198)	(2)	—	(200)
On December 31, 2019	44,802	473	—	45,275
Additions	16,182	2,814	98,000	116,996
Translation differences	4,196	256	1,058	5,510
On December 31, 2020	65,180	3,543	99,058	167,781
Additions	5,000	—	—	5,000
Disposals	—	(190)	—	(190)
On December 31, 2021	$70,180	$3,353	$99,058	$172,591

Amortization and impairment

On January 1, 2019	$—	$(118)	$—	$(118)
Amortization	—	(43)	—	(43)
Translation differences	—	4	—	4
On December 31, 2019	—	(158)	—	(158)
Amortization	—	(246)	—	(246)
Translation differences	—	(33)	—	(33)
On December 31, 2020	—	(437)	—	(437)
Amortization		(470)	—	(470)
On December 31, 2021	$—	$(907)	$—	$(907)

Carrying Amount

On December 31, 2019	$44,802	$315	$—	$45,117
On December 31, 2020	65,180	3,106	99,058	167,344
On December 31, 2021	$70,180	$2,446	$99,058	$171,684